Other Operating Income - Schedule of Other Operating Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Component Of Other Operating Income [Line Items]
Other operating income	$ 510	$ 411	$ 342
Sundry Shipping Income [Member]
Component Of Other Operating Income [Line Items]
Other operating income	420	411	329
Other Sundry Income [Member]
Component Of Other Operating Income [Line Items]
Other operating income	$ 90		$ 13